Exhibit 99.04 Schedule 8

Loan Number	Issue Detail	Issue Check Result	Address Variation	Applicant Not in Title	No Open Mortgage	Delinquent OR Unpaid Taxes	Other Lien Amount Before Subject	Federal Tax Lien	State Tax Lien	Subject Mortgage Found	Subject in 1st Position	Subject Mortgage Foreclosed	Break in Assignment Chain	Assigned to Counterparty	Break in Assignment Chain Detail	Address Variation Detail	Property in Super Lien State?	MERS	Last Deed of Record Grantee	Subject Mortgage Original Grantee	Subject Mortgage Last Grantee	Subject Mortgage Last Assignment Addl Info	Subject Mortgage Amount	Subject Mortgage Lien Position	Subject Mortgage Modified?	Modification Amount	Modification Date	Subject Mortgage Modification Purpose	Senior Mortgages Count	Total Senior Mortgage Amount	Junior Mortgages Count	Total Junior Mortgage Amount	State Tax Lien Amount Before Subject	State Tax Lien Amount After Subject	Federal Tax Lien Amount Before Subject	Federal Tax Lien Amount After Subject	HOA Lien Amount Before Subject	HOA Lien Amount After Subject	Municipal Lien Amount Before Subject	Municipal Lien Amount After Subject	Other Lien Amount Before Subject	Other Lien Amount After Subject	Total Lien Amount Before Subject	Total Lien Amount After Subject (includes Delinquent Tax)	Total Lien Amount (includes Delinquent Tax)	Current Tax Amount	Delinquent Tax Amount	Total Tax Amount	Addl Info	Tax Info 1	Tax Info 2
OBX26INV4002		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			N		XXX	Mortgage Electronic Registration Systems, Inc., as nominee for XXX	Mortgage Electronic Registration Systems, Inc., as nominee for XXX	N/A	XXXXXX	1	N				0	XXX	0	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	"Property Type is Single Family Residence."	XXXX Xst half taxes are paid in the amount of $XXX.XX and Xnd half taxes are paid in the amount of $XXX.XX No assessment breakdown.
OBX26INV4008	Applicant Not in Title	FAIL	PASS	FAIL	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			N		XXX	Mortgage Electronic Registration Systems, Inc., as nominee for XXX.	Mortgage Electronic Registration Systems, Inc., as nominee for XXX.	N/A	XXXXXX	1	N				0	XXX	0	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	"Property Type is Single Family Residence. Applicant Not In Title."	XXXX taxes are paid in the amount of $X,XXX.XX on XX/XX/XXXX No assessment breakdown.
OBX26INV4011	Delinquent or Unpaid Taxes	FAIL	PASS	PASS	PASS	FAIL	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			N		XXX	Mortgage Electronic Registration Systems, Inc., as nominee for XXX.	Mortgage Electronic Registration Systems, Inc., as nominee for XXX.	N/A	XXXXXX	1	N				0	XXX	0	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	"Property Type is Single Family Residence. XXX Mortgage released found Recorded on XX/XX/XXXX as Instrument no. XXX."	XXXX Xst half taxes are paid in the amount of $X,XXX.XX and Xnd half taxes are partially paid in the amount of $XXX.XX and balance due in the amount of $X,XXX.XX. Owner Occupancy Credit
OBX26INV4010	Applicant Not in Title, Subject Mortgage Not Found	FAIL	PASS	FAIL	PASS	PASS	PASS	PASS	PASS	FAIL	PASS	PASS	PASS	N/A	Y	XXX	N/A	N/A	N/A	XXXXXX	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	XXX	XXX	XXX	XXX	"Property Type is Single Family Residence. XXX Mortgage Release Recorded on XX/XX/XXXX as Instrument no. XXX. XXX and XXX - Applicant Not in Title."	XXXX Taxes Xst half is paid in the amount of $XXXX.XX on X/X/XXXX and Xnd half paid in the amount of  $XXXX.XX on XX/XX/XXXX.

																																																		XXXX Taxes Xst half is paid in the amount of $XXXX.XX on X/X/XXXX and Xnd half is not available.
OBX26INV4014	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A	Y	XXX	Mortgage Electronic Registration Systems, Inc., as nominee for XXX	Mortgage Electronic Registration Systems, Inc., as nominee for XXX	N/A	XXXXXX	1	N	0	XXX	0	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	"Property Type is Multi Family Residence."	XXXX Taxes Xst half is paid in the amount of $XXXX.XX on X/X/XXXX and Xnd half paid in the amount of  $XXXX.XX on XX/XX/XXXX.
																																																		XXXX Taxes Xst half is paid in the amount of $XXXX.XX on X/X/XXXX and Xnd half is not available.
OBX26INV4005	Subject Not in 1st Position, Applicant Not in Title	FAIL	PASS	FAIL	PASS	PASS	PASS	PASS	PASS	PASS	FAIL	PASS	PASS	N/A			N		XXX	Mers as nominee for XXX	Mers as nominee for XXX	N/A	XXXXXX	2	N				1	XXX	0	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	"Property Type: Single Family Residential"	No assessment breakdown provided. Annual : XXXX County Tax amount $X,XXX.XX Paid at Discount (Base Amount - $X,XXX.XX)
OBX26INV4004		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			Y		XXX	Mers as nominee for XXX.	Mers as nominee for XXX.	N/A	XXXXXX	1	N				0	XXX	0	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	"Property Type: Condominium"	No assessment breakdown provided.
OBX26INV4006		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			N		XXX	Mortgage Electronic Registration Systems, Inc., as nominee for XXX	Mortgage Electronic Registration Systems, Inc., as nominee for XXX	N/A	XXXXXX	1	N				0	XXX	0	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	"Property Type is Townhouse. Quit-Claim Deed (XXX XXX) Recorded on XX/XX/XXXX, as Inst No.XXX. Subject Mortgage Released on XX/XX/XXXX as Book/page XXX-XXX."	XXXX taxes are paid in the amount of $X,XXX.XX No assessment breakdown.
OBX26INV4009		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			Y		XXX	Mers As Nominee For XXX	Mers As Nominee For XXX	N/A	XXXXXX	1	N				0	XXX	0	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	"property type : Single Family Residential"	No Assessment Breakdown Provided. Annual: XXXX County Tax Amount: $XXX.XX Paid at Discount (Base Amount: $XXX.XX)
OBX26INV4012	Applicant Not in Title	FAIL	PASS	FAIL	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			Y		XXX	Mers as nominee for XXX	Mers as nominee for XXX	N/A	XXXXXX	1	N				0	XXX	0	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	"Property Type: Condominium"	No assessment breakdown provided.
OBX26INV4003	Delinquent or Unpaid Taxes	FAIL	PASS	PASS	PASS	FAIL	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			Y		XXX	MERS, as nominee for XXX	MERS, as nominee for XXX	N/A	XXXXXX	1	N				0	XXX	0	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	"Property Type: Single Family Residence"
OBX26INV4007		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			N		XXX	MERS, as nominee for XXX	MERS, as nominee for XXX	N/A	XXXXXX	1	N				0	XXX	0	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	"Property Type: Condominium Power of Attorney - Special, recorded on XX/XX/XXXX as Document No. XXX. Uniform Statutory Form Power of Attorney, recorded on XX/XX/XXXX as Document No. XXX."
OBX26INV4001	Delinquent or Unpaid Taxes, Other Lien Amount Before Subject	FAIL	PASS	PASS	PASS	FAIL	FAIL	PASS	PASS	PASS	PASS	PASS	PASS	N/A			Y		XXX	"MERS" XXX.	XXX	Assignment	XXXXXX	1	N				0	XXX	0	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	"Single Family Residence Doc #XXX Affidavit Regarding Non-Identity Date: XX/XX/XXXX Recorded Date: "XX/XX/XXXX"
OBX26INV4013	No Open Mortgage, Subject Mortgage Not Found	FAIL	PASS	PASS	FAIL	PASS	PASS	PASS	PASS	FAIL	PASS	PASS	PASS	N/A			N		XXX	N/A	N/A	N/A	XXXXXX	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	XXX	XXX	XXX	XXX	"PROPERTY TYPE: CONDOMINIUM - SINGLE FAMILY SUBJECT DOT RECORDED XX/XX/XXXX XXX, RELEASED XX/XX/XXXX INSTRUMENT XXX - UPLOADED PERT PAGES OF DOT AND SBT AND RELEASE"	TAX ID XXXXXX